Earnings Per Share ("EPS")	12 Months Ended
Dec. 31, 2012
Earnings Per Share ("EPS")
17.	EARNINGS PER SHARE (“EPS”)

On April 28, 2010, the Company announced a change in the ratio of its American depositary shares (“ADSs”) representing Class A ordinary shares from one ADS for one share to ten ADSs for one share, effective on May 12, 2010. For Baidu’s ADS holders, this ratio change has the same effect as a ten-for-one ADS split.

The following table sets forth the computation of basic and diluted net income attributable to Baidu, Inc., after accretion of redeemable noncontrolling interests at the amount of RMB22.14 million (Note 15) in year 2012 (nil in year 2011 and year 2010 respectively), per share for Class A and Class B ordinary shares. (Amounts in thousands of RMB, and in thousands of US$, except for number of shares, per share and per ADS data)

	For the years ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Earnings per share – basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	2,690,712	834,456	5,153,755	1,484,882	8,106,219	1,301,138	2,327,666	373,616
Denominator
Weighted average ordinary shares outstanding	26,566,454	8,238,907	27,086,098	7,803,952	27,145,208	27,145,208	7,794,630	7,794,630

Denominator used for earnings per share	26,566,454	8,238,907	27,086,098	7,803,952	27,145,208	27,145,208	7,794,630	7,794,630
Earnings per share - basic	101.28	101.28	190.27	190.27	298.62	47.93	298.62	47.93

Earnings per share – diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	2,693,365	831,803	5,156,846	1,481,791	8,108,856	1,301,561	2,325,029	373,193
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	831,803	—	1,481,791	—	2,325,029	373,193	—	—

Allocation of net income attributable to Baidu, Inc.	3,525,168	831,803	6,638,637	1,481,791	10,433,885	1,674,754	2,325,029	373,193
Denominator
Weighted average ordinary shares outstanding	26,566,454	8,238,907	27,086,098	7,803,952	27,145,208	27,145,208	7,794,630	7,794,630
Conversion of Class B to Class A ordinary shares	8,238,907	—	7,803,952	—	7,794,630	7,794,630	—	—
Share-based awards	112,474	350	72,781	—	39,621	39,621	—	—

Denominator used for earnings per share	34,917,835	8,239,257	34,962,831	7,803,952	34,979,459	34,979,459	7,794,630	7,794,630
Earnings per share - diluted	100.96	100.96	189.88	189.88	298.29	47.88	298.29	47.88

Earnings per ADS:
Denominator used for earnings per ADS - basic	265,664,540		270,860,980		271,452,080	271,452,080
Denominator used for earnings per ADS - diluted	349,178,350		349,628,310		349,794,590	349,794,590
Earnings per ADS - basic	10.13		19.03		29.86	4.79

Earnings per ADS - diluted	10.10		18.99		29.83	4.79

The Company did not include certain stock options and restricted shares in the computation of diluted earnings per share for the years ended December 31, 2010, 2011 and 2012 because to do so would have been anti-dilutive for earnings per share for the respective years. These stock options excluded in the computation of diluted earnings per share for the respective periods, however, could potentially dilute basic earnings per share in the future.